Form N-1A Cover	Sep. 03, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VENERABLE VARIABLE INSURANCE TRUST
Entity Central Index Key	0001995745
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 03, 2026
Prospectus Date	Apr. 29, 2026